Income Taxes	6 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 12 - Income Taxes

The income tax provision for the six months ended December 31, 2016, 2015 and 2014 consisted of the following:

	2016	2015	2014
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expense	$-	$574,438	$1,220,404
Deferred taxation	(104,526)	(799,757)	253,648

	$(104,526)	$(255,319)	$1,474,052

The difference between the income tax expenses and the expected income tax computed at statutory Enterprise Income Tax rate (“EIT”) of the PRC was as follows:

	2016	2015	2014
	(Unaudited)	(Unaudited)	(Unaudited)
(Loss) income before income taxes	$(4,853,751)	$7,097,628	$5,447,196

Income tax computed at statutory EIT rate (25%)	(1,213,438)	1,774,407	1,361,799

Effect of different tax rates available to different jurisdictions	-	(19)	19,173

Non-deductible expenses	33,559	-	-

Change in valuation allowance and others	1,075,353	(1,999,707)	93,080

Income tax expenses	$(104,526)	$(225,319)	$1,474,052

Deferred income taxes are recognised for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carryforwards. Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the following approximate deferred tax assets and liabilities as of December 31, 2016 and June 30, 2016 are presented below:

	December 31, 2016	June 30, 2016
Deferred tax assets (liabilities)	(Unaudited)	(Audited)
Current portion:
Operating loss carryforward	$207,868	$207,868
Accrued receivable	3,861,729	3,861,729
Corporation Income Tax in accordance with the PRC State Administration of Taxation	(4,044,400)	(4,045,684)

Net deferred tax assets	$25,197	$23,913